Cash and Cash Equivalents	6 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	Note 4. Cash and cash equivalents
	Consolidated
	December 2025 $	June 2025 $
Current assets
Cash at bank and on hand	69,459,980	4,344,691